Related Party Transactions	12 Months Ended
Dec. 31, 2018
Disclosure - Agreements With Related Parties [Abstract]
Related Party Transactions
Related Party Transactions
During 2018 and 2017 the Company declared and paid to EXOR Nederland N.V. (Exor) common share dividends totaling $48 million and $145 million, respectively.
In the normal course of its underwriting activities, the Company has entered into reinsurance agreements with companies affiliated with the Company.
In the normal course of its investment operations, the Company bought or held securities of companies affiliated with the Company, including the following:

•
In 2018, the Company entered into an agreement with Exor to invest in a newly formed limited partnership. At December 31, 2018, the carrying value of the Company's investment in the limited partnership was $11 million. This investment is accounted for using the equity method and is included within Other invested assets in the Consolidated Balance Sheet.

•
In 2017, the Company invested $500 million in two Exor managed equity funds. At December 31, 2018 and 2017, the carrying value of these investments totaled $563 million and $551 million, respectively. These investments are recorded at fair value and are included within Equities in the Consolidated Balance Sheets.

•
In 2017, the Company purchased certain real estate investments from Almacantar, an equity method investee (see Note 4(f)) for a total cash consideration of £55 million ($83 million). The carrying value of these investments decreased from $83 million at December 31, 2017 to $73 million at December 31, 2018 as a result of a $6 million writedown to net realizable value in 2018 and a $4 million foreign currency impact of translating the GBP denominated balance to U.S. dollars. These investments are classified as Investments in real estate in the Consolidated Balance Sheets.

During the years ended December 31, 2018, 2017 and 2016, the Company entered into various agreements with Exor whereby Exor provides services in exchange for fees as follows:

•	advisory services related to certain real estate investments where the Company paid approximately $45 thousand for services rendered in each of 2018 and 2017

•	investment advisory services commencing in September 2018 where the Company paid $273 thousand related to services provided in 2018

•
certain advisory services for a fixed annual fee of €300 thousand for 2016 and for the first quarter of 2017. The fees were amended effective April 1, 2017 to an annual fee of $500 thousand. Fees paid for each of 2016 and 2017 were less than $500 thousand. The fees for 2018 were unpaid at December 31, 2018.

The transactions between related parties discussed above were entered into at arm's-length.